UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS World Dividend Fund
	Shares	Value ($)
Common Stocks 98.8%
Bermuda 3.5%
PartnerRe Ltd. (a) (Cost $8,029,379)	127,003	12,467,885
Canada 8.5%
Bank of Nova Scotia	83,833	4,599,054
Canadian Natural Resources Ltd.	368,039	12,068,044
Enbridge, Inc. (b)	43,052	1,807,508
Franco-Nevada Corp.	108,025	5,242,426
Toronto-Dominion Bank (b)	51,807	4,480,404
TransCanada Corp. (b)	39,889	1,734,164

(Cost $26,979,381)		29,931,600
Finland 2.0%
Sampo Oyj "A" (Cost $3,851,895)	154,534	7,169,576
France 3.6%
Air Liquide SA	36,687	4,602,524
Sanofi	82,323	8,058,314

(Cost $9,004,336)		12,660,838
Germany 2.8%
Rhoen-Klinikum AG	76,439	2,251,940
Wincor Nixdorf AG	105,314	7,477,612

(Cost $7,811,528)		9,729,552
Hong Kong 3.0%
Jardine Matheson Holdings Ltd. (Cost $10,999,433)	201,098	10,784,183
Japan 1.6%
NTT DoCoMo, Inc. (Cost $5,718,838)	349,800	5,623,380
Netherlands 9.9%
Koninklijke Philips NV	264,407	9,199,208
Unilever NV (CVA)	443,633	16,551,387
Wolters Kluwer NV	331,378	9,129,415

(Cost $28,727,810)		34,880,010
Poland 1.5%
Powszechny Zaklad Ubezpieczen SA (Cost $3,706,276)	39,492	5,174,414
Singapore 0.6%
Singapore Post Ltd. (Cost $1,756,973)	2,007,041	2,099,081
Switzerland 5.9%
Nestle SA (Registered)	76,726	5,563,139
Novartis AG (Registered)	141,640	11,201,410
Roche Holding AG (Genusschein)	7,710	2,118,740
Transocean Ltd. (a) (b)	41,654	1,802,785

(Cost $14,364,102)		20,686,074
United Kingdom 19.7%
BAE Systems PLC	660,310	4,651,407
British American Tobacco PLC	446,525	21,380,109
Imperial Tobacco Group PLC	253,272	9,249,707
National Grid PLC	463,861	6,017,533
Pearson PLC	290,196	5,298,748
Smiths Group PLC	208,790	4,928,830
Tesco PLC	3,034,995	15,972,188
Vodafone Group PLC	568,074	2,111,007

(Cost $62,466,333)		69,609,529
United States 36.2%
C.H. Robinson Worldwide, Inc. (b)	263,429	15,421,134
ConocoPhillips	48,895	3,175,730
Diebold, Inc. (b)	215,177	7,227,796
Leucadia National Corp.	271,542	7,421,243
Microsoft Corp.	502,590	19,023,032
PepsiCo, Inc.	219,337	17,625,921
Procter & Gamble Co.	253,359	19,412,367
Sealed Air Corp.	65,606	2,046,251
Sonoco Products Co.	85,180	3,524,748
Staples, Inc. (b)	253,701	3,338,705
Stryker Corp.	106,007	8,226,143
UGI Corp.	488,016	21,175,014

(Cost $107,402,942)		127,618,084

Total Common Stocks (Cost $290,819,226)		348,434,206
Securities Lending Collateral 10.5%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $36,828,455)	36,828,455	36,828,455
Cash Equivalents 0.9%
Central Cash Management Fund, 0.04% (c) (Cost $3,329,028)	3,329,028	3,329,028

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $330,976,709) †	110.2	388,591,689
Other Assets and Liabilities, Net	(10.2)	(36,088,441)

Net Assets	100.0	352,503,248

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $332,194,256.  At January 31, 2014, net unrealized appreciation for all securities based on tax cost was $56,397,433.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $59,055,690 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,658,257.

(a)	Listed on the New York Stock Exchange.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $35,774,045, which is 10.1% of net assets.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CVA: Certificaten Van Aandelen (Certificate of Stock)

At January 31, 2014 the DWS World Dividend Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Consumer Staples	105,754,818	30.4%
Industrials	47,083,843	13.5%
Financials	41,312,576	11.9%
Information Technology	33,728,440	9.7%
Health Care	31,856,547	9.1%
Utilities	27,192,547	7.8%
Energy	20,588,231	5.9%
Consumer Discretionary	17,766,868	5.1%
Materials	15,415,949	4.4%
Telecommunication Services	7,734,387	2.2%
Total	348,434,206	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$12,467,885	$—	$—	$12,467,885
Canada	29,931,600	—	—	29,931,600
Finland	—	7,169,576	—	7,169,576
France	—	12,660,838	—	12,660,838
Germany	—	9,729,552	—	9,729,552
Hong Kong	—	10,784,183	—	10,784,183
Japan	—	5,623,380	—	5,623,380
Netherlands	—	34,880,010	—	34,880,010
Poland	—	5,174,414	—	5,174,414
Singapore	—	2,099,081	—	2,099,081
Switzerland	1,802,785	18,883,289	—	20,686,074
United Kingdom	—	69,609,529	—	69,609,529
United States	127,618,084	—	—	127,618,084
Short-Term Investments (e)	40,157,483	—	—	40,157,483

Total	$211,977,837	$176,613,852	$—	$388,591,689

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS World Dividend Fund, a series of DWS International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014